Contingent Liabilities	6 Months Ended
Mar. 31, 2025
Contingent Liabilities
Contingent Liabilities
10.	Contingent Liabilities

As previously reported, the Company is aware of legal proceedings relating to it, however given their nature and the uncertainties involved in the outcomes and financial impact, no liability has been recorded in relation to them.